SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

March 7, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

RE:	SPDR Series Trust (“Registrant”)
File	Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectus and Statement of Additional Information (“SAI”) for the above-referenced Registrant do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 172 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on March 4, 2016 (Accession # 0001193125-16-492935).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden

Christopher A. Madden

Secretary

cc:     W. John McGuire, Esq.